Intangible assets, net - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets not yet available for use	€ 34.0	€ 23.6
Impairment charges	€ 9.2	€ 0.0	€ 0.0